FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME (EXPENSES)
FINANCIAL INCOME (EXPENSES)

28)  FINANCIAL INCOME (EXPENSES)

a)  Accounting policy

These include interest, monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.

For all financial instruments measured at amortized cost and interest-yielding financial assets classified as financial assets at fair value through other comprehensive income, interest income or expense is recognized using the effective interest method, which discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.

	2021	2020	2019
Financial Income
Interest income	312,978	177,236	272,158
Interest receivable (customers, taxes and other)	111,585	98,232	177,636
Gain on derivative transactions (Note 32)	149,089	181,162	315,351
Foreign exchange variations on loans and financing (Note 21)	—	—	5,140
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	734,336	780,663	209,447
Other financial income	2,545	114,237	153,138
Total	1,310,533	1,351,530	1,132,870

Financial Expenses
Loan, financing, debenture and leases charges (Note 21) (2)	(924,215)	(648,816)	(830,686)
Foreign exchange variations on loans and financing (Note 21)	—	—	(4,036)
Loss on derivative transactions (Note 32)	(161,779)	(179,128)	(263,388)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(194,223)	(129,030)	(144,779)
Expenses with monetary variations of provisions for contingencies (Note 20)	(887,446)	(555,542)	(483,773)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)	(76,276)	(250,281)	(131,518)
IOF, Pis, Cofins and other financial expenses	(193,174)	(162,162)	(94,831)
Total	(2,437,113)	(1,924,959)	(1,953,011)
Financial income (expenses), net	(1,126,580)	(573,429)	(820,141)
(1)	For the years ended December 31, 2021 and 2020, include the amount related to PIS and COFINS tax credits (Note 9) amounting to R$609,096 and R$512,659, respectively , arising from decisions on lawsuits, in favor of the Company.
(2)	Includes the consolidated amounts of R$828,710, R$526,127 and R$457,985 in the years ended December 31, 2021, 2020 and 2019, respectively, related to leases charges (Note 21.e).